Leases - Future Minimum Commitments Office Spaces (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum commitments under lease obligations
Rent expense for office space	$ 716	$ 700	$ 360
Office Space
Future minimum commitments under lease obligations
2016	960
2017	595
2018	245
2019	104
2020	90
Total	$ 1,994